Earnings Per Unit - Issuance of units since IPO (Details)				12 Months Ended
	Dec. 31, 2020	Jun. 30, 2019 shares	Jun. 24, 2019 shares	Dec. 31, 2019 shares	Apr. 26, 2018
Class B units
Earnings per unit
Number of units issued		2,490,000	2,490,000	2,490,000
Conversion ratio of class B units into common units	1	1
GasLog Ltd.
Earnings per unit
General partner interest in GasLog Partners	2.00%			2.00%	2.00%